Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.4%)
Australia (1.0%)
	South32 Ltd.	28,723,110	57,610
	National Australia Bank Ltd.	1,735,870	43,842
	QBE Insurance Group Ltd.	2,823,596	33,324
			134,776
Belgium (0.5%)
	KBC Group NV	928,279	71,799
Brazil (2.0%)
	Banco Bradesco SA ADR	35,183,274	78,107
	Lojas Renner SA	28,825,900	67,578
	Ambev SA ADR	22,901,000	47,176
	Banco do Brasil SA	6,267,600	29,420
*	JBS SA	3,454,000	20,592
	Odontoprev SA	9,623,600	19,260
	Petroleo Brasileiro SA ADR	757,150	10,804
			272,937
Canada (3.4%)
	Suncor Energy Inc.	3,499,144	139,748
	Nutrien Ltd.	1,853,160	95,044
	Great-West Lifeco Inc.	1,676,471	50,355
	Saputo Inc.	1,654,649	38,027
	North West Co. Inc.	1,166,811	37,785
	Toronto-Dominion Bank	598,200	35,312
*	CAE Inc.	1,786,800	32,510
	Stella-Jones Inc.	409,800	27,571
			456,352
China (6.8%)
	Tencent Holdings Ltd.	7,949,341	366,834
	Gree Electric Appliances Inc. of Zhuhai Class A	18,769,324	103,950
	Alibaba Group Holding Ltd.	8,903,200	87,609
	China Overseas Land & Investment Ltd.	40,637,133	65,695
	Ping An Insurance Group Co. of China Ltd. Class H	14,462,500	62,805
	Sungrow Power Supply Co. Ltd. Class A	5,987,694	57,153
	ENN Energy Holdings Ltd.	6,583,600	46,067
	Li Ning Co. Ltd.	18,763,500	34,949
*	Trip.com Group Ltd. ADR	700,273	29,783
	Alibaba Group Holding Ltd. ADR	322,942	25,464
	Autohome Inc. ADR	969,734	24,185
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	23,128,000	11,736
			916,230
Denmark (1.4%)
	Novo Nordisk A/S Class B	1,040,541	137,865
	Carlsberg A/S Class B	392,311	47,374
			185,239
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	24,883,498	41,143
Finland (1.3%)
	Nokia OYJ	20,115,499	79,052
	Sampo OYJ Class A	1,370,215	60,063
	Nokian Renkaat OYJ	3,679,749	33,575
			172,690
France (7.1%)
	Kering SA	447,339	137,395
	Air Liquide SA	698,888	127,518
	Bureau Veritas SA	3,011,476	94,227
	Capgemini SE	411,451	81,683
	Engie SA	4,552,504	71,566
	TotalEnergies SE	1,037,286	69,982
	Airbus SE	420,406	63,619

		Shares	Market Value ($000)
	Accor SA	1,633,993	62,881
	Thales SA	382,335	60,773
	Pernod Ricard SA	347,355	46,479
	Teleperformance SE	340,043	43,775
	ArcelorMittal SA	1,533,945	34,929
	Societe Generale SA	1,310,528	33,991
	Bouygues SA	952,603	32,890
			961,708
Germany (5.9%)
	SAP SE	564,472	119,341
	BASF SE	2,497,104	116,258
	Fresenius Medical Care AG	1,871,370	72,212
	MTU Aero Engines AG	254,792	72,148
	Henkel AG & Co. KGaA	801,640	62,113
	Merck KGaA	339,164	60,599
[1]	Siemens Healthineers AG	1,103,703	59,158
	adidas AG	207,454	51,987
	Continental AG	836,755	51,296
	Bayerische Motoren Werke AG	460,430	42,705
	Siemens AG (Registered)	212,559	38,919
*	Fresenius SE & Co. KGaA	1,071,944	38,409
	FUCHS SE	606,100	21,024
			806,169
Greece (0.5%)
	Piraeus Financial Holdings SA	15,867,836	67,041
Hong Kong (3.9%)
	AIA Group Ltd.	18,295,000	122,373
	Techtronic Industries Co. Ltd.	8,059,500	103,215
*	Sands China Ltd.	42,850,800	80,330
	Xinyi Glass Holdings Ltd.	45,581,557	48,150
	Jardine Matheson Holdings Ltd.	1,050,500	37,008
*	Melco Resorts & Entertainment Ltd. ADR	6,007,896	34,305
	Galaxy Entertainment Group Ltd.	7,365,000	30,962
[1]	ESR Group Ltd.	16,969,400	25,655
	Sun Hung Kai Properties Ltd.	2,353,500	20,378
	CK Asset Holdings Ltd.	3,309,500	12,646
	Hongkong Land Holdings Ltd.	3,783,200	12,218
			527,240
India (3.1%)
	Adani Ports & Special Economic Zone Ltd.	5,928,525	111,489
	ICICI Bank Ltd. ADR	2,957,047	86,080
	HDFC Bank Ltd.	4,309,015	83,268
	UPL Ltd.	8,684,234	59,454
*	Zee Entertainment Enterprises Ltd.	20,670,093	36,890
	HDFC Bank Ltd. ADR	606,659	36,406
			413,587
Indonesia (1.3%)
	Bank Mandiri Persero Tbk. PT	191,143,600	75,385
	Astra International Tbk. PT	177,311,100	51,543
	Telkom Indonesia Persero Tbk. PT ADR	1,989,164	35,487
	Selamat Sempurna Tbk. PT	164,317,700	20,809
			183,224
Ireland (2.4%)
	Ryanair Holdings plc ADR	1,638,297	165,959
*	ICON plc	265,731	87,277
	CRH plc	770,742	66,053
			319,289
Italy (1.2%)
	Eni SpA	4,100,507	65,607
	Brembo NV	4,827,263	54,154
	Leonardo SpA	1,560,870	37,188
			156,949
Japan (12.0%)
	Nidec Corp.	2,072,500	91,171
	Nomura Research Institute Ltd.	2,836,300	87,561
	FANUC Corp.	2,951,200	87,494

		Shares	Market Value ($000)
	Nitto Denko Corp.	941,300	81,736
	Kubota Corp.	5,213,800	74,958
	Denso Corp.	4,543,800	74,514
	Makita Corp.	2,253,800	74,291
	Nihon Kohden Corp.	4,762,600	73,389
	MISUMI Group Inc.	3,986,800	73,368
	Omron Corp.	1,932,210	71,673
	Hoya Corp.	548,900	68,778
	Toyota Motor Corp.	3,486,300	66,974
	Renesas Electronics Corp.	3,547,600	61,103
	Kobe Steel Ltd.	4,885,700	60,985
	Shin-Etsu Chemical Co. Ltd.	1,333,200	59,235
	Tokyo Electron Ltd.	267,800	56,037
	Seria Co. Ltd.	2,320,600	54,272
	Nitori Holdings Co. Ltd.	419,900	51,352
	Daikin Industries Ltd.	354,000	51,332
	Kokusai Electric Corp.	1,753,400	48,240
	Recruit Holdings Co. Ltd.	804,400	46,127
	Suzuki Motor Corp.	3,711,200	42,650
	Ain Holdings Inc.	1,074,600	41,314
	ITOCHU Corp.	795,100	40,775
	Marubeni Corp.	2,089,000	39,315
	Toray Industries Inc.	6,864,100	35,687
	Mitsui Fudosan Co. Ltd.	1,717,300	17,791
			1,632,122
Malaysia (0.4%)
	Westports Holdings Bhd.	49,438,300	48,204
Mexico (0.5%)
	Grupo Financiero Banorte SAB de CV	9,731,100	72,919
Netherlands (4.0%)
	Aegon Ltd.	13,182,401	85,307
	ING Groep NV	4,520,535	82,052
	IMCD NV	432,470	62,186
	Coca-Cola Europacific Partners plc	817,378	60,127
	Koninklijke Vopak NV	1,311,090	58,570
	ASML Holding NV	55,769	51,930
	Universal Music Group NV	1,914,287	45,607
	ASM International NV	61,576	42,366
	SBM Offshore NV	2,044,880	33,140
[1]	ABN AMRO Bank NV	979,952	17,107
			538,392
Norway (0.3%)
	Bakkafrost P/F	870,347	45,462
Panama (0.8%)
	Copa Holdings SA Class A	1,153,153	102,342
Philippines (0.4%)
	Universal Robina Corp.	17,351,600	35,406
	Puregold Price Club Inc.	57,047,400	25,727
			61,133
Singapore (1.8%)
	United Overseas Bank Ltd.	3,461,000	83,925
	Venture Corp. Ltd.	7,175,300	81,227
	DBS Group Holdings Ltd.	2,133,870	58,475
	Sembcorp Industries Ltd.	7,205,300	25,763
			249,390
South Korea (2.8%)
[1]	Samsung Electronics Co. Ltd. GDR	76,569	118,052
	SK Hynix Inc.	675,713	96,913
	Samsung Electronics Co. Ltd.	1,413,643	87,169
	Shinhan Financial Group Co. Ltd.	899,350	39,554
	Hyundai Mobis Co. Ltd.	235,838	38,156
			379,844
Spain (1.1%)
	Banco Santander SA	17,602,140	84,915

		Shares	Market Value ($000)
	Banco Bilbao Vizcaya Argentaria SA	5,953,455	62,400
			147,315
Sweden (1.0%)
	Assa Abloy AB Class B	2,720,676	82,856
	Epiroc AB Class A	2,722,692	50,820
	Boliden AB	16,047	491
			134,167
Switzerland (5.9%)
	Roche Holding AG	793,527	256,912
	Sandoz Group AG	2,704,583	117,306
	Cie Financiere Richemont SA (Registered) Class A	740,175	112,900
	Novartis AG (Registered)	909,060	101,476
	UBS Group AG (Registered)	3,333,642	101,012
	ABB Ltd. (Registered)	1,702,151	94,481
	Swatch Group AG	108,250	22,295
			806,382
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	8,977,000	261,871
United Kingdom (15.4%)
	Unilever plc	2,582,831	158,727
	RELX plc	3,360,384	158,602
	Compass Group plc	4,163,444	128,213
	Berkeley Group Holdings plc	1,803,361	117,728
	Smith & Nephew plc	7,556,283	108,907
	Prudential plc	11,862,073	107,048
	BP plc	16,874,417	99,747
	IMI plc	4,081,930	99,423
	HSBC Holdings plc (XHKG)	10,352,800	92,749
	Taylor Wimpey plc	39,120,107	80,203
	HSBC Holdings plc	8,603,307	78,239
	Smiths Group plc	3,166,940	72,742
	GSK plc	3,585,041	69,617
	RS Group plc	6,155,295	64,666
	Shell plc	1,735,790	63,294
	Weir Group plc	2,404,760	62,776
	Experian plc	1,330,200	62,759
	Travis Perkins plc	5,093,082	62,583
	London Stock Exchange Group plc	484,902	59,025
	Rentokil Initial plc	9,525,882	58,167
	Croda International plc	911,444	47,390
	Renishaw plc	951,926	46,343
	3i Group plc	875,566	35,225
	Kingfisher plc	9,735,016	34,609
	Whitbread plc	766,633	28,726
	Diploma plc	468,994	26,815
	Victrex plc	1,797,209	25,431
	Lloyds Banking Group plc	29,916,882	22,855
	easyJet plc	2,644,536	15,320
			2,087,929
United States (2.1%)
	Aon plc Class A	319,569	104,981
	Chubb Ltd.	256,917	70,822
*	Smurfit WestRock plc	1,527,212	67,754
	NXP Semiconductors NV	141,521	37,243
			280,800
Vietnam (0.9%)
	Vietnam Dairy Products JSC	22,019,800	62,456
	Phu Nhuan Jewelry JSC	14,542,400	56,021
			118,477
Total Common Stocks (Cost $11,089,407)			12,653,122
Preferred Stocks (2.9%)
	Petroleo Brasileiro SA Preference Shares	14,889,100	98,477
	Henkel AG & Co. KGaA Preference Shares	1,000,517	85,586
	Itau Unibanco Holding SA Preference Shares	10,807,100	64,734
	FUCHS SE Preference Shares	1,248,935	54,268

			Shares	Market Value ($000)
	Gerdau SA Preference Shares		14,370,552	46,393
	Jungheinrich AG Preference Shares		1,404,172	44,449
Total Preferred Stocks (Cost $357,767)				393,907
		Coupon
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[2]	Vanguard Market Liquidity Fund (Cost $509,483)	5.390%	5,096,617	509,611
Total Investments (100.1%) (Cost $11,956,657)				13,556,640
Other Assets and Liabilities—Net (-0.1%)				(9,374)
Net Assets (100%)				13,547,266
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $219,972,000, representing 1.6% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	1,388	165,845	3,372
MSCI Emerging Markets Index	September 2024	1,262	69,189	790
				4,162

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/18/24	USD	7,371	EUR	6,774	23	—
HSBC Bank plc	9/18/24	USD	3,756	EUR	3,462	1	—
HSBC Bank plc	9/18/24	USD	144	PLN	585	—	(3)
Bank of America, N.A.	9/18/24	USD	260	SEK	2,713	6	—
						30	(3)
EUR—euro.
PLN—Polish new zloty.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,185,350	—	—	1,185,350
Common Stocks—Other	590,999	10,876,773	—	11,467,772
Preferred Stocks	209,604	184,303	—	393,907
Temporary Cash Investments	509,611	—	—	509,611
Total	2,495,564	11,061,076	—	13,556,640

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,162	—	—	4,162
Forward Currency Contracts	—	30	—	30
Total	4,162	30	—	4,192
Liabilities
Forward Currency Contracts	—	3	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.